SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption	$ 249,652,000	$ 249,652,000	$ 249,652,000	$ 249,652,000	$ 249,652,000
Redeemable Class A | Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		276,000,000
Class A ordinary shares issuance costs		(18,586,890)
Remeasurement of carrying value to redemption value	2,491,718	29,096,766
Class A ordinary shares subject to possible redemption	$ 285,868,994	283,377,276
Redeemable Class A | Public Warrants | Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds allocated to public warrants		$ (3,132,600)